OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Financial Other Liabilities Explanatory Abstract
Schedule of composition of non financial liabilities
	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenues (1)(2)	2,533,081	2,273,137	420,208	512,056	2,953,289	2,785,193
Sales tax	7,194	3,870	-	-	7,194	3,870
Retentions	40,810	31,509	-	-	40,810	31,509
Other taxes	12,045	4,916	-	-	12,045	4,916
Other sundry liabilities	49,121	19,144	-	-	49,121	19,144
Total other non-financial liabilities	2,642,251	2,332,576	420,208	512,056	3,062,459	2,844,632

(1)	The balance includes mainly, deferred income for services not provided as of December 31, 2022 and December 31, 2021 and for the frequent flyer LATAM Pass program.

(2)	As of December 31, 2022, Deferred Income includes ThUS$ 41,318 related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 30,408 within the income statement related with this compensation.

Schedule of deferred income movement
		Deferred income
				Loyalty
		(1)		program (Award and	Expiration of	Translation	Others	Final
	Initial balance	Recognition	Use	redeem)	tickets	Difference	provisions	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	2,974,760	8,264,970	(7,703,011)	124,548	(156,435)	2,232	33,402	3,540,466

From January 1 to December 31, 2020	3,540,466	1,970,203	(2,554,476)	(137,176)	(72,670)	(3,485)	(3,974)	2,738,888

From January 1 to December 31, 2021	2,738,888	4,221,168	(4,053,345)	(12,091)	(114,227)	-	4,800	2,785,193

From 1 de January to December 31, 2022	2,785,193	9,772,469	(9,077,188)	(241,201)	(314,027)	4,585	23,458	2,953,289

(1)	The balance includes mainly, deferred income for services not provided as of December 31, 2022 and December 31, 2021 and for the frequent flyer LATAM Pass program.

(2)	As of December 31, 2022, Deferred Income includes ThUS$ 41,318 related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 30,408 within the income statement related with this compensation.